Leases - Schedule of Maturities of the Company’s Operating Lease Liabilities (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Schedule of Maturities of the Company’s Operating Lease Liabilities [Abstract]
2025	$ 575
2026	595
2027	595
2028	595
Thereafter	647
Total undiscounted lease payments	3,007
Less imputed interest	(552)
Total lease liabilities	$ 2,455